Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
For information concerning how we seek to align executive compensation with our performance, see “Compensation Matters – Compensation Discussion and Analysis.”

Fiscal Year	Summary Compensation Table Total for David B. Sewell (1) ($)	Summary Compensation Table Total for Steven C. Voorhees (1) ($)	“Compensation Actually Paid” to David B. Sewell (1) (2) (3) ($)	“Compensation Actually Paid” to Steven C. Voorhees (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average “Compensation Actually Paid” to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Consolidated Net Income (Loss) ($ Millions)	Consolidated Adjusted EBITDA ($ Millions) (5)
							TSR ($)	Peer Group TSR ($)

2023	12,615,612	-	11,092,519	-	3,032,609	3,077,429	110.95	107.19	(1,644.2)	2,978.6

2022	11,576,270	-	4,542,649	-	4,748,652	2,065,815	92.52	96.48	949.2	3,459.4

2021	21,189,086	5,048,797	20,952,302	12,631,581	4,013,178	4,679,058	146.09	126.95	842.5	2,999.2

(1)
Mr. Sewell has been our PEO since March 2021. Steven C. Voorhees was our PEO from July 2015 to March 2021. The individuals comprising the
Non-PEO
NEOs for each fiscal year presented are listed below. Mr. Pease was appointed as our principal financial officer (“PFO”), effective in November 2021; Mr. Dickson stepped down as our PFO at that time, and he retired from the Company in December 2021.

Fiscal 2021	Fiscal 2022	Fiscal 2023

Ward H. Dickson	Ward H. Dickson	Alexander W. Pease

Jeffrey W. Chalovich	Alexander W. Pease	Patrick M. Kivits

Patrick E. Lindner	Patrick M. Kivits	Denise R. Singleton

Patrick M. Kivits	Denise R. Singleton	Thomas M. Stigers

Robert B. McIntosh	Thomas M. Stigers	-

(2)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Accelerated or enhanced vesting of equity awards for our NEOs upon retirement is subject to, among other things, a six-month advance notice requirement, and none of these substantive conditions was deemed to be satisfied in fiscal 2023, 2022 or 2021. Accordingly, none of our NEOs is reflected as retirement eligible in the tables below.

Fiscal Year	Summary Compensation Table Total for David B. Sewell ($)	Exclusion of Stock Awards for David B. Sewell ($)	Inclusion of Equity Values for David B. Sewell ($)	“Compensation Actually Paid” to David B. Sewell ($)

2023	12,615,612	(9,544,333)	8,021,240	11,092,519

2022	11,576,270	(7,591,297)	557,676	4,542,649

2021	21,189,086	(18,896,377)	18,659,593	20,952,302

Fiscal Year	Summary Compensation Table Total for Steven C. Voorhees ($)	Exclusion of Stock Awards for Steven C. Voorhees ($)	Inclusion of Equity Values for Steven C. Voorhees ($)	“Compensation Actually Paid” to Steven C. Voorhees ($)

2021	5,048,797	(504,187)	8,086,971	12,631,581

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	3,032,609	(1,573,706)	1,618,526	3,077,429

2022	4,748,652	(3,281,678)	598,841	2,065,815

2021	4,013,178	(2,179,754)	2,845,634	4,679,058

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David B. Sewell ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David B. Sewell ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for David B. Sewell ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David B. Sewell ($)	Total - Inclusion of Equity Values for David B. Sewell ($)

2023	10,072,009	(1,918,071)	-	(132,698)	-	-	8,021,240

2022	6,601,086	(5,839,186)	-	(204,224)	-	-	557,676

2021	18,659,593	-	-	-	-	-	18,659,593

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Steven C. Voorhees ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Steven C. Voorhees ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Steven C. Voorhees ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Steven C. Voorhees ($)	Total - Inclusion of Equity Values for Steven C. Voorhees ($)

2021	472,542	5,827,230	143,563	1,643,636	-	-	8,086,971

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,660,719	(153,397)	-	111,204	-	-	1,618,526

2022	2,015,596	(551,533)	-	(13,343)	(851,879)	-	598,841

2021	2,001,066	989,023	19,470	39,964	(203,889)	-	2,845,634

(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones Containers & Packaging Index, which we also utilize in the stock performance graph included in our 2023 Form 10-K. The comparison in this table assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the Dow Jones Containers & Packaging Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link our performance to “Compensation Actually Paid” to our PEO and
Non-PEO
NEOs in fiscal 2023 as it is the largest weighted metric under our STIP. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Consolidated Adjusted EBITDA is calculated by aggregating each segment’s Adjusted EBITDA plus non-allocated expenses, as reflected in the segment footnote in our 2023 Form 10-K.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Sewell has been our PEO since March 2021. Steven C. Voorhees was our PEO from July 2015 to March 2021. The individuals comprising the
Non-PEO
NEOs for each fiscal year presented are listed below. Mr. Pease was appointed as our principal financial officer (“PFO”), effective in November 2021; Mr. Dickson stepped down as our PFO at that time, and he retired from the Company in December 2021.

Fiscal 2021	Fiscal 2022	Fiscal 2023

Ward H. Dickson	Ward H. Dickson	Alexander W. Pease

Jeffrey W. Chalovich	Alexander W. Pease	Patrick M. Kivits

Patrick E. Lindner	Patrick M. Kivits	Denise R. Singleton

Patrick M. Kivits	Denise R. Singleton	Thomas M. Stigers

Robert B. McIntosh	Thomas M. Stigers	-

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones Containers & Packaging Index, which we also utilize in the stock performance graph included in our 2023 Form 10-K. The comparison in this table assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the Dow Jones Containers & Packaging Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount			$ 5,048,797
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Accelerated or enhanced vesting of equity awards for our NEOs upon retirement is subject to, among other things, a six-month advance notice requirement, and none of these substantive conditions was deemed to be satisfied in fiscal 2023, 2022 or 2021. Accordingly, none of our NEOs is reflected as retirement eligible in the tables below.

Fiscal Year	Summary Compensation Table Total for David B. Sewell ($)	Exclusion of Stock Awards for David B. Sewell ($)	Inclusion of Equity Values for David B. Sewell ($)	“Compensation Actually Paid” to David B. Sewell ($)

2023	12,615,612	(9,544,333)	8,021,240	11,092,519

2022	11,576,270	(7,591,297)	557,676	4,542,649

2021	21,189,086	(18,896,377)	18,659,593	20,952,302

Fiscal Year	Summary Compensation Table Total for Steven C. Voorhees ($)	Exclusion of Stock Awards for Steven C. Voorhees ($)	Inclusion of Equity Values for Steven C. Voorhees ($)	“Compensation Actually Paid” to Steven C. Voorhees ($)

2021	5,048,797	(504,187)	8,086,971	12,631,581

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	3,032,609	(1,573,706)	1,618,526	3,077,429

2022	4,748,652	(3,281,678)	598,841	2,065,815

2021	4,013,178	(2,179,754)	2,845,634	4,679,058

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David B. Sewell ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David B. Sewell ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for David B. Sewell ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David B. Sewell ($)	Total - Inclusion of Equity Values for David B. Sewell ($)

2023	10,072,009	(1,918,071)	-	(132,698)	-	-	8,021,240

2022	6,601,086	(5,839,186)	-	(204,224)	-	-	557,676

2021	18,659,593	-	-	-	-	-	18,659,593

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Steven C. Voorhees ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Steven C. Voorhees ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Steven C. Voorhees ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Steven C. Voorhees ($)	Total - Inclusion of Equity Values for Steven C. Voorhees ($)

2021	472,542	5,827,230	143,563	1,643,636	-	-	8,086,971

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,660,719	(153,397)	-	111,204	-	-	1,618,526

2022	2,015,596	(551,533)	-	(13,343)	(851,879)	-	598,841

2021	2,001,066	989,023	19,470	39,964	(203,889)	-	2,845,634

Non-PEO NEO Average Total Compensation Amount	$ 3,032,609	$ 4,748,652	4,013,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,077,429	2,065,815	4,679,058
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Accelerated or enhanced vesting of equity awards for our NEOs upon retirement is subject to, among other things, a six-month advance notice requirement, and none of these substantive conditions was deemed to be satisfied in fiscal 2023, 2022 or 2021. Accordingly, none of our NEOs is reflected as retirement eligible in the tables below.

Fiscal Year	Summary Compensation Table Total for David B. Sewell ($)	Exclusion of Stock Awards for David B. Sewell ($)	Inclusion of Equity Values for David B. Sewell ($)	“Compensation Actually Paid” to David B. Sewell ($)

2023	12,615,612	(9,544,333)	8,021,240	11,092,519

2022	11,576,270	(7,591,297)	557,676	4,542,649

2021	21,189,086	(18,896,377)	18,659,593	20,952,302

Fiscal Year	Summary Compensation Table Total for Steven C. Voorhees ($)	Exclusion of Stock Awards for Steven C. Voorhees ($)	Inclusion of Equity Values for Steven C. Voorhees ($)	“Compensation Actually Paid” to Steven C. Voorhees ($)

2021	5,048,797	(504,187)	8,086,971	12,631,581

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	3,032,609	(1,573,706)	1,618,526	3,077,429

2022	4,748,652	(3,281,678)	598,841	2,065,815

2021	4,013,178	(2,179,754)	2,845,634	4,679,058

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David B. Sewell ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David B. Sewell ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David B. Sewell ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for David B. Sewell ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David B. Sewell ($)	Total - Inclusion of Equity Values for David B. Sewell ($)

2023	10,072,009	(1,918,071)	-	(132,698)	-	-	8,021,240

2022	6,601,086	(5,839,186)	-	(204,224)	-	-	557,676

2021	18,659,593	-	-	-	-	-	18,659,593

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Steven C. Voorhees ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Steven C. Voorhees ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Steven C. Voorhees ($)	Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Steven C. Voorhees ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Steven C. Voorhees ($)	Total - Inclusion of Equity Values for Steven C. Voorhees ($)

2021	472,542	5,827,230	143,563	1,643,636	-	-	8,086,971

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,660,719	(153,397)	-	111,204	-	-	1,618,526

2022	2,015,596	(551,533)	-	(13,343)	(851,879)	-	598,841

2021	2,001,066	989,023	19,470	39,964	(203,889)	-	2,845,634

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO “Compensation Actually Paid” and Company TSR
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. Our NEOs’ “Compensation Actually Paid” values are aligned with WestRock’s TSR. This is primarily because the value of our equity-based incentive compensation is tied directly to our stock price, as well as, with respect to PSUs, our financial performance.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO “Compensation Actually Paid” and Consolidated Net Income (Loss)
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our
Non-PEO
NEOs, and our consolidated net income (loss) during the three most recently completed fiscal years. The consolidated net loss for fiscal 2023 is largely due to a $1.9 billion pre-tax,
non-cash
goodwill impairment and $859 million of
pre
-tax
restructuring and other costs, $605 million of which were
non-cash.
“Compensation Actually Paid” decreased in fiscal 2022 and increased in fiscal 2023 largely due to the fact that a significant portion of our overall compensation mix is equity-based and heavily impacted by our stock price. Changes to Mr. Sewell’s “Compensation Actually Paid” are more pronounced as equity-based awards make up a larger portion of his total target compensation than they do for our non-PEO
NEOs.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO “Compensation Actually Paid” and Consolidated Adjusted EBITDA
The following chart sets forth the relationship between “Compensation Actually Paid” to our PEOs, the average of “Compensation Actually Paid” to our
Non-PEO
NEOs, and Consolidated Adjusted EBITDA during the three most recently completed fiscal years. While we use numerous financial performance measures for the purpose of evaluating performance in our compensation programs, we determined Consolidated Adjusted EBITDA is the most important performance measure used to link “Compensation Actually Paid” for the most recently completed fiscal year to our performance, in accordance with Item 402(v) of Regulation S-K. As noted above, Consolidated Adjusted EBITDA is the largest factor in determining STIP payouts.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to
that of the Dow Jones Containers & Packaging Index over the same period.

Tabular List, Table
The following table presents the financial performance measures that the Company considers the most important in linking “
Compensation
Actually Paid” to our PEO and other NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked.

Most Important Financial Performance Measures

Consolidated Adjusted EBITDA (Company-Selected Measure)

Adjusted Revenue

Adjusted Free Cash Flow Per Share

Adjusted EPS

Adjusted ROIC

Relative TSR

Total Shareholder Return Amount	$ 110.95	92.52	146.09
Peer Group Total Shareholder Return Amount	107.19	96.48	126.95
Net Income (Loss)	$ (1,644,200,000)	$ 949,200,000	$ 842,500,000
Company Selected Measure Amount	2,978,600,000	3,459,400,000	2,999,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA (Company-Selected Measure)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
David B. Sewell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,615,612	$ 11,576,270	$ 21,189,086
PEO Actually Paid Compensation Amount	$ 11,092,519	4,542,649	20,952,302
PEO Name	Mr. Sewell
Steven C. Voorhees [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,048,797
PEO Actually Paid Compensation Amount			12,631,581
PEO Name	Steven C. Voorhees
PEO | David B. Sewell [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,544,333)	(7,591,297)	(18,896,377)
PEO | David B. Sewell [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,021,240	557,676	18,659,593
PEO | David B. Sewell [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,072,009	6,601,086	18,659,593
PEO | David B. Sewell [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,918,071)	(5,839,186)
PEO | David B. Sewell [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,698)	(204,224)
PEO | Steven C. Voorhees [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(504,187)
PEO | Steven C. Voorhees [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,086,971
PEO | Steven C. Voorhees [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			472,542
PEO | Steven C. Voorhees [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,827,230
PEO | Steven C. Voorhees [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,563
PEO | Steven C. Voorhees [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,643,636
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,618,526	598,841	2,845,634
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,573,706)	(3,281,678)	(2,179,754)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,618,526	598,841	2,845,634
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,719	2,015,596	2,001,066
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,397)	(551,533)	989,023
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,470
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 111,204	(13,343)	39,964
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards That Failed to Meet Applicable Vesting Conditions During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (851,879)	$ (203,889)